Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Inventory Disclosure [Abstract]
Purchased materials and manufactured parts, net		$ 47,754	$ 42,562
Work in process, net		17,082	13,360
Finished goods, net		115,062	111,743
LIFO reserve		(18,433)	(5,741)
Inventories, net	$ 178,836	$ 161,465	$ 161,924